Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)

27.      Selected Quarterly Financial Data (Unaudited):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

2011
Revenues and other income	$251,950	$721,322	$199,751	$261,599
Income (loss) from continuing operations	$9,916	$182,513	$(293,815)	$114,484
Income (loss) from discontinued operations, net of taxes	$791	$3,100	$1,690	$(8)
Gain on disposal of discontinued operations, net of taxes	$79	$845	$773	$4,588
Net (income) loss attributable to the noncontrolling interest	$(279)	$(149)	$330	$373
Net income (loss)	$10,507	$186,309	$(291,022)	$119,437

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.75	$(1.20)	$.47
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.76	$(1.19)	$.49
Number of shares used in calculation	244,082	244,521	244,580	244,583

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.74	$(1.20)	$.46
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.75	$(1.19)	$.48
Number of shares used in calculation	244,620	249,026	244,580	248,874

2010
Revenues and other income	$238,505	$259,941	$154,015	$550,983
Income (loss) from continuing operations	$207,145	$(247,227)	$267,351	$1,673,405
Income (loss) from discontinued operations, net of taxes	$(15,640)	$10,949	$(17,263)	$519
Gain on disposal of discontinued operations, net of taxes	$-	$-	$39,882	$21,115
Net (income) loss attributable to the noncontrolling interest	$(26)	$1,134	$(2,215)	$183
Net income (loss)	$191,479	$(235,144)	$287,755	$1,695,222

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.85	$(1.01)	$1.10	$6.87
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.09
Net income (loss)	$.79	$(.97)	$1.18	$6.96
Number of shares used in calculation	243,291	243,312	243,317	243,546

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.84	$(1.01)	$1.09	$6.76
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.08
Net income (loss)	$.78	$(.97)	$1.17	$6.84
Number of shares used in calculation	247,594	243,312	247,572	247,847

Income (loss) from continuing operations includes a credit to income tax expense of $1,157,111,000 in the fourth quarter of 2010, resulting from the reversal of a portion of the deferred tax valuation allowance.  Income (loss) from continuing operations includes a credit to income tax expense of $11,594,000 in the third quarter of 2010, resulting from the reversal of deferred federal minimum tax liabilities which had been recorded in prior periods.

In 2011 and 2010, the totals of quarterly per share amounts do not equal annual per share amounts because of changes in outstanding shares during the year.